Prepayment (Tables)	12 Months Ended
Jun. 30, 2022
Prepayments
Summary of prepayment

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Prepayment for construction of a new headquarters building (Note 33(b))	—	200,861
Prepayment for purchase of apartments (i)	133,458	—
Others	5,023	821
Total	138,481	201,682

Note:

(i)	In June 2021, the Group paid first instalment of RMB133,458,000 for the purchase of apartments, for the use of staff accommodation in future.